Derivatives - Schedule of Notional Amount of Purchased Credit Derivatives (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	R$ (6,853)	R$ (6,416)
Notional amount of credit protection purchased with identical underlying amount	1,471	3,694
Net position	(5,382)	2,722
Credit default swaps [member]
Disclosure Of Information About Notional Amounts Of Credit Derivative Portfolios [Line Items]
Notional amount of credit protection sold	(6,853)	(6,416)
Notional amount of credit protection purchased with identical underlying amount	1,471	3,694
Net position	R$ (5,382)	R$ 2,722